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06.30 North Carolina Capital Management Trust Combo PRO-09 | Government Portfolio
Supplement to the The North Carolina Capital Management Trust: Government Portfolio and Term Portfolio August 29, 2019 Prospectus
Annual Operating Expenses (expenses that you pay each year as a % of the value of your investment)
Annual Operating Expenses {- Government Portfolio}	06.30 North Carolina Capital Management Trust Combo PRO-09 Government Portfolio Government Portfolio (NCCMT)-Default
Management fee (net rate retained by FMR after payment of 12b-1 fees to the distributor)	0.16%
Distribution and/or Service (12b-1) fees	0.07%
Other expenses	none
Total annual operating expenses	0.23%	[1]
[1]	In order to avoid a negative yield, Fidelity Management & Research Company LLC (FMR) may reimburse expenses or waive fees of Government Portfolio and/or the fund’s distributor may waive all or a portion of the 12b-1 fees of the fund. Any such waivers or expense reimbursement would be voluntary and could be discontinued at any time. There is no guarantee that Government Portfolio will be able to avoid a negative yield.